Daily Income Fund
Daily Income Fund Fund Summaries
INVESTMENT OBJECTIVE
The Daily Income Fund is a money market fund. It is managed to earn current income and to maintain a stable net asset value of $1.00 per share.
FEES AND EXPENSES
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Daily Income Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Daily Income Fund
Management Fees		0.50%
Other Expenses		0.18%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.69%
[1]	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 38 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses. In addition, RE Advisers has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. RE Advisers may revise, renew or discontinue this voluntary waiver at any time. RE Advisers waived 0.54% in 2011.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Daily Income Fund	70	221	384	859

PRINCIPAL INVESTMENT STRATEGIES

The Daily Income Fund invests in high-quality, U.S. dollar-denominated money market instruments. Principal investments normally are:

  short-term obligations of the U.S. Government, its agencies and instrumentalities (for example, Treasury bills and securities issued by Fannie Mae)
  commercial paper issued by corporations and finance companies short-term corporate obligations (for example, notes and bonds)
  short-term obligations of banks or savings and loans with total assets in excess of $1 billion (for example, certificates of deposit, banker’s acceptances and time deposits)

RE Advisers selects only instruments that both meet the eligibility requirements for a money market fund and are placed on the Fund’s approved list. Before an issuer is added to the list, RE Advisers prepares a written credit report. A credit committee discusses and approves all additions to the list. RE Advisers seeks to diversify the Fund’s portfolio by industry and maturity date, with an emphasis on liquidity.

PRINCIPAL RISKS

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

An investment in the Daily Income Fund is also subject to the following principal risks:

Credit Risk The chance an issuer will not make timely payments of principal or interest.

Income Risk The chance a decline in interest rates will cause the Fund’s yield to decline.

Interest Rate Risk The chance that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Issuer Risk The chance that the value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Manager Risk The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.

PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
CALENDAR YEAR TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/11
Average Annual Total Returns	1 Year	5 Year	10 Year
Daily Income Fund Returns before taxes	0.01%	1.40%	1.62%

Best Quarter: Q4 2006 1.18% Worst Quarters: Q1 2010 through Q4 2011 0.002%
For the Fund’s current yield, call 1-800-258-3030.
Short-Term Government Securities Fund
Short-Term Government Securities Fund Fund Summaries
INVESTMENT OBJECTIVE
The Short-Term Government Securities Fund is a fixed-income fund that seeks to generate current income while maintaining a low degree of share price fluctuation.
FEES AND EXPENSES
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Short-Term Government Securities Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Short-Term Government Securities Fund
Management Fees		0.45%
Other Expenses		0.26%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.72%
[1]	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 39 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Short-Term Government Securities Fund	74	230	401	894

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in fixed-income securities with a dollar-weighted average maturity of three years or less and whose principal and interest payments are guaranteed by the U.S. Government. Principal investments normally are:

  U.S. Treasury securities
  securities issued by U.S. Government agencies and instrumentalities

Remaining assets may be invested in other types of securities, including municipal bonds, mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), asset-backed securities, corporate bonds and money market securities that meet the Daily Income Fund’s high standards for credit quality.

In selecting the portfolio holdings for the Fund, RE Advisers considers its outlook for the economy, monetary policy, interest rates and, to a lesser extent, credit spreads. RE Advisers’ goal is to maximize the Fund’s total return by investing in securities that exhibit the most favorable risk/reward trade-off in the most attractive market sectors while maintaining adequate Fund liquidity.

PRINCIPAL RISKS

As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund include:

Income Risk The chance a decline in interest rates will cause the Fund’s yield to decline.

Interest Rate Risk The chance a rise in interest rates will cause the Fund’s price to decline. The Fund seeks to minimize share price fluctuation by investing in short-term securities. Prices of short-term securities decline less in response to a change in rates than those of longer term securities.

Manager Risk The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.

PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
CALENDAR YEAR TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/11
Average Annual Total Returns Short-Term Government Securities Fund	1 Year	5 Year	10 Year
Returns before taxes	2.03%	3.61%	3.05%
Returns after taxes on distributions	1.38%	2.58%	2.06%
Returns after taxes on distributions and sale of fund shares	1.32%	2.48%	2.02%
BofA Merrill Lynch 1-5 Year U.S. Treasury Index	3.36%	4.77%	3.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Best Quarter: Q4 of 2008 2.87% Worst Quarter: Q2 of 2004 -0.47%
For the Fund’s current yield, call 1-800-258-3030.
Short-Term Bond Fund
Short-Term Bond Fund Fund Summaries
INVESTMENT OBJECTIVE
The Short-Term Bond Fund is a fixed-income fund that seeks to generate current income while maintaining a low degree of share price fluctuation.
FEES AND EXPENSES
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Short-Term Bond Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Short-Term Bond Fund
Management Fees	0.60%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.77%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Short-Term Bond Fund	79	246	428	954

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund ordinarily will invest at least 80% of its total assets in fixed-income securities with a dollar-weighted average maturity of three years or less and that are in the three highest credit categories as ranked by a nationally recognized statistical rating organization (“NRSRO”) (for example, securities rated AAA, AA and A by Standard & Poor’s Corporation). Principal investments normally are:

  corporate debt securities
  U.S. Treasury securities
  municipal bonds
  securities issued by U.S. Government entities and instrumentalities mortgage pass-through securities and collateralized mortgage obligations (“CMOs”) issued by U.S. Government and non-government agencies asset-backed securities
  U.S. dollar-denominated debt securities of foreign issuers

In selecting the portfolio holdings for the Fund, RE Advisers considers its outlook for the economy, monetary policy, interest rates and credit spreads. RE Advisers’ goal is to maximize the Fund’s total return by investing in securities that exhibit the most favorable risk/reward trade-off in the most attractive market sectors while maintaining adequate Fund liquidity.

PRINCIPAL RISKS

As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund include:

Credit Risk The chance that the issuer or guarantor of a fixed-income security, or the counterparty to an over-the-counter transaction (including repurchase agreements), will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating.

Income Risk The chance a decline in interest rates will cause the Fund’s yield to decline.

Interest Rate Risk The chance a rise in interest rates will cause the Fund’s price to decline. The Fund seeks to minimize share price fluctuation by investing in short-term securities.

Foreign Risk The chance that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes than a fund that invests exclusively in the securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes of diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Manager Risk The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.

PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
CALENDAR YEAR TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/11
Average Annual Total Returns Short-Term Bond Fund	1 Year	5 Year	10 Year
Returns before taxes	1.90%	4.82%	3.96%
Returns after taxes on distributions	0.75%	3.06%	2.44%
Returns after taxes on distributions and sale of fund shares	1.23%	3.08%	2.48%
BofA Merrill Lynch 1-5 Year Corp./Gov. Index	3.10%	4.81%	4.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Best Quarter: Q2 of 2009 6.53% Worst Quarter: Q4 of 2008 -2.13%
For the Fund’s current yield, call 1-800-258-3030.
Stock Index Fund
Stock Index Fund Fund Summaries
INVESTMENT OBJECTIVE
The Stock Index Fund is a stock fund that seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Stock Index (the “Index”), which emphasizes stocks of large U.S. companies.
FEES AND EXPENSES
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Stock Index Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee (for shares sold within 30 days of purchase)	2.00%
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Stock Index Fund
Management Fees	[1][2]	0.05%
Other Expenses - Administrative Fees		0.25%
Other Expenses - Other Fund Expenses		0.31%
Total Other Expenses		0.56%
Total Annual Fund Operating Expenses	[1]	0.61%
[1]	Expenses shown in this table and used in the example reflect expenses of both the Stock Index Fund and the Master Portfolio.
[2]	BlackRock Fund Advisors has contractually agreed to reimburse the S&P 500 Stock Master Portfolio for the cost of fees paid by the Master Portfolio to the Independent Trustees, counsel to the Independent Trustees, and the Master Portfolio's independent registered accounting firm, through April 30, 2013. This contractual arrangement may not be terminated prior to May 1, 2013 without consent of the Board of Trustees of the Master Portfolio.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Stock Index Fund	62	195	340	762

Portfolio Turnover
The Master Portfolio (as defined below) pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio performance. During the most recent fiscal year, the Master Portfolio turnover rate was 5% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Stock Index Fund is a feeder fund, meaning that it invests all of its investable assets in a master portfolio. The Fund invests its assets in the S&P 500 Stock Master Portfolio (“Master Portfolio”), a separate series of an unaffiliated trust called the Master Investment Portfolio. The Master Portfolio and the Stock Index Fund have substantially similar investment objectives.

BlackRock Fund Advisors (“BFA”), the investment adviser to the Master Portfolio, seeks to achieve investment performance that is similar to the Index by investing in the securities that comprise the Index in approximately the same percentage as such securities represented in the Index. Standard & Poor’s selects stocks for inclusion in the Index based upon market size, liquidity and industry group representation.

The Master Portfolio pursues its investment objective by:

  investing in all of the securities that make up the Index; and
  investing in these securities in proportions that approximate the weightings of the Index.

PRINCIPAL RISKS

As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund include:

Index Fund Risk An index fund has operating and other expenses while an index does not. As a result, while the Stock Index Fund will attempt to track the Index as closely as possible, it will tend to underperform the Index to some degree over time.

Investment Risk The chance the value of an investment will decline in response to a company, industry or market setback. For example, the value of the stock market as a whole could decline. It is also possible that returns for large-company stocks, the primary driver of performance for the Index, and therefore for the Stock Index Fund, could trail returns on other types of investments. As is true for other specific market sectors, large-company stocks tend to go through cycles of outperformance or underperformance relative to the full stock market. These periods can last for several years. The value of an investment in the Stock Index Fund will fluctuate up and down. When you sell your shares of the Stock Index Fund, they could be worth less than what you paid for them.

Market Risk and Selection Risk Market risk is the chance that one or more markets in which the Stock Index Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the chance that the securities selected by fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Concentration Risk The Master Portfolio reserves the right to concentrate its investments (i.e., invest more than 25% of its total assets in securities of issuers in a particular industry) to approximately the same extent that its benchmark index concentrates in a particular industry. To the extent the Master Portfolio concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Derivatives Risk The Master Portfolio’s use of derivatives may reduce the Master Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the chance that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Master Portfolio to sell or otherwise close a derivatives position could expose the Master Portfolio to losses and could make derivatives more difficult for the Master Portfolio to value accurately. The Master Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements that potentially are unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Master Portfolio’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Master Portfolio holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Master Portfolio’s hedging transactions will be effective. The income from certain derivatives may be subject to U.S. federal income tax.

Expense Risk Master Portfolio expenses are subject to a variety of factors, including fluctuations in the Master Portfolio’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Master Portfolio’s net assets decrease due to market declines or redemptions, the Master Portfolio’s expenses will increase as a percentage of Master Portfolio net assets. During periods of high market volatility, these increases in the Master Portfolio’s expense ratio could be significant.

Passive Investment Risk Because BFA does not select individual companies in the Index that the Master Portfolio tracks, the Master Portfolio may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

INVESTING IN OTHER INVESTMENT COMPANIES

Because the Stock Index Fund invests all of its investable assets in the Master Portfolio, the Fund bears a fee of 0.05%, equal to its proportionate share of fees paid by the Master Portfolio, in addition to the administration fee it pays to RE Advisers.

PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
CALENDAR YEAR TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/11
Average Annual Total Returns Stock Index Fund	1 Year	5 Year	10 Year
Returns before taxes	1.65%	(0.79%)	2.27%
Returns after taxes on distributions	1.11%	(1.38%)	1.78%
Returns after taxes on distributions and sale of fund shares	1.07%	(1.02%)	1.65%
Standard & Poor's 500 Stock Index	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Best Quarter: Q2 of 2009 15.74% Worst Quarter: Q4 of 2008 -22.07%
Value Fund
Value Fund Fund Summaries
INVESTMENT OBJECTIVE
The Fund is a stock fund that seeks capital growth over the long term and secondarily, income.
FEES AND EXPENSES
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Value Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee (for shares sold within 30 days of purchase)	2.00%
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Value Fund
Management Fees	0.53%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.70%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Value Fund	72	224	390	871

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in stocks of established companies selling below what RE Advisers believes to be fundamental value. These are typically sizable business franchises with market capitalizations of $2 billion or greater. Under ordinary conditions, the Fund will invest at least 80% of its total assets in common stocks of these companies.

To determine whether a stock is undervalued, RE Advisers considers, among other factors, earnings valuations, debt ratios and any competitive advantages a company may have. Stock selection is made with the belief that businesses have an underlying value that is not always reflected by share price, especially over the short term. RE Advisers selects stocks that may benefit over time from a more reasonable market assessment of fundamental value.

PRINCIPAL RISKS

As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Investment Risk The chance the value of an investment will decline in response to a company, industry or market setback.

Manager Risk The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.

Style Risk The chance that returns on stocks within the value style in which the Fund invests will trail returns of stocks representing other styles or the market overall. Periods of relative over- or underperformance tend to be cyclical and may last for several years. Investments in value securities may be subject to risks that (1) the issuer’s potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated.

PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
CALENDAR YEAR TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/11
Average Annual Total Returns Value Fund	1 Year	5 Year	10 Year
Returns before taxes	1.60%	(0.87%)	4.82%
Returns after taxes on distributions	1.05%	(1.56%)	4.05%
Returns after taxes on distributions and sale of fund shares	1.05%	(1.10%)	3.84%
Standard & Poor's 500 Stock Index	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Best Quarter: Q2 of 2003 18.32% Worst Quarter: Q4 of 2008 -23.27%
Growth Fund
Growth Fund Fund Summaries
INVESTMENT OBJECTIVE
The Growth Fund is a stock fund that seeks to provide long-term capital appreciation through investments in common stocks of growth companies.
FEES AND EXPENSES
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Growth Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee (for shares sold within 30 days of purchase)	2.00%
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Growth Fund
Management Fees		0.65%
Other Expenses		0.49%
Total Annual Fund Operating Expenses		1.14%
Expenses waived by RE Advisers	[1]	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver		0.95%
[1]	Expenses are waived pursuant to an expense limitation agreement between RE Advisers and the Fund. The contractual waiver is for a one-year period ending April 30, 2013. At that time, RE Advisers may revise, renew or discontinue the waiver.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for any expense reimbursement which is only in effect during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Growth Fund	97	343	609	1,369

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

In taking a growth approach to investment selection, the Fund primarily will invest (at least 65% of net assets) in the common stocks of large companies. A large company is defined as one whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, a widely used benchmark of the largest domestic growth stocks (the median market capitalization as of December 31, 2011, was approximately $6.5 billion, and is subject to change). The market capitalization of the companies in the Fund’s portfolio and the Russell Index will change over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below this level.

The approach of the Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), generally is to look for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth.

While most assets typically will be invested in U.S. common stocks, the Fund may invest in foreign stocks in keeping with its investment objective.

PRINCIPAL RISKS

As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Investment Risk The chance the value of an investment will decline in response to company, industry or market setback.

Manager Risk The chance the subadviser’s decisions, particularly security selection, will cause the Fund to underperform similar investments.

Style Risk The chance that returns on stocks within the growth style in which the Fund invests will trail returns of stocks representing other styles or the market overall. Growth stocks can be volatile, as these companies usually invest a high portion of earnings in their business and therefore may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

Non-Diversified Risk The Fund is classified as “non-diversified.” Although T. Rowe Price generally does not intend to invest greater than 5% of the Fund’s assets in a single issuer, the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited. The Fund therefore is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests than a diversified fund.

Foreign Risk The chance that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes than a fund that invests exclusively in the securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes of diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
CALENDAR YEAR TOTAL RETURNS*	[1]

AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/11	[1]
Average Annual Total Returns Growth Fund	1 Year	5 Year	10 Year
Returns before taxes	(2.09%)	3.56%	2.21%
Returns after taxes on distributions	(3.42%)	3.00%	1.68%
Returns after taxes on distributions and sale of fund shares	0.45%	3.02%	1.75%
Russell 1000 Growth Index	2.64%	2.50%	2.60%
Standard & Poor's 500 Stock Index	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Best Quarter: Q2 2009 18.01% Worst Quarter: Q2 2002 -27.90%
Small-Company Stock Fund
Small-Company Stock Fund Fund Summaries
INVESTMENT OBJECTIVE
The Small-Company Stock Fund is a stock fund that seeks capital growth over the long term.
FEES AND EXPENSES
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Small-Company Stock Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee (for shares sold within 30 days of purchase)	2.00%
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Small-Company Stock Fund
Management Fees		0.85%
Other Expenses		0.21%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	1.08%
[1]	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 44 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for any expense reimbursement which is only in effect during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Small-Company Stock Fund	110	343	595	1,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in stocks of established companies selling below what RE Advisers believes to be fundamental value.

Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks of companies whose market capitalization, at the time of purchase, is similar to the market capitalization of companies represented in the Russell 2000 Index. However, RE Advisers generally will not sell a security whose market capitalization, after the initial purchase, exceeds that of the Russell 2000 Index due to market inflation. On December 31, 2011, the weighted average market capitalization for companies held in the Fund’s portfolio was $2.6 billion, and for the Russell 2000 Index, the weighted average market capitalization was $1.2 billion.

To determine whether a stock is undervalued, RE Advisers considers, among other factors, earnings valuations, debt ratios and any competitive advantages a company may have. Stock selection is made with the belief that businesses have an underlying value that is not always reflected by share price, especially over the short term. RE Advisers selects stocks that may benefit over time from a more reasonable market assessment of fundamental value.

Stock selection for the Small-Company Stock Fund includes an analysis of new market opportunities for a company, which could indicate earnings growth potential over the long term.

PRINCIPAL RISKS

As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Investment Risk The chance the value of an investment will decline in response to a company, industry or market setback.

Manager Risk The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.

Style Risk The chance that returns on stocks within the value style in which the Fund invests will trail returns of stocks representing other styles or the market overall. Periods of relative over- or underperformance tend to be cyclical and may last for several years. Investments in value securities may be subject to risks that (1) the issuer’s potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated.

Small-Company Risk Investment risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. By investing in stocks of companies with smaller market capitalizations, the share price of the Fund may be more volatile than that of a fund investing in stocks of larger, more established companies. In addition, the Fund may be affected by dilution in the value of its shares if such companies sell additional shares and by concentration of control in existing management and principal shareholders.

PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
CALENDAR YEAR TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/11
Average Annual Total Returns Small-Company Stock Fund	1 Year	5 Year	10 Year
Returns before taxes	0.58%	5.40%	9.50%
Returns after taxes on distributions	0.53%	5.04%	9.19%
Returns after taxes on distributions and sale of fund shares	0.38%	4.49%	8.33%
Russell 2000 Index	(4.18%)	0.15%	5.62%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Best Quarter: Q2 of 2009 23.62% Worst Quarter: Q4 of 2008 -24.38%
International Value Fund
International Value Fund Fund Summaries
INVESTMENT OBJECTIVE
The International Value Fund is a stock fund that seeks long-term capital appreciation.
FEES AND EXPENSES
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	International Value Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee (for shares sold within 30 days of purchase)	2.00%
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		International Value Fund
Management Fees		0.75%
Other Expenses		0.25%
Total Annual Fund Operating Expenses		1.00%
Expenses waived by RE Advisers	[1]	(0.01%)
Total Annual Fund Operating Expenses		0.99%
[1]	Expenses are waived pursuant to an expense limitation agreement between RE Advisers and the Fund. The contractual waiver is for a one-year period ending April 30, 2013. At that time, RE Advisers may revise, renew or discontinue the waiver.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for any expense reimbursement which is only in effect during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
International Value Fund	101	317	551	1,224

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The International Value Fund invests primarily in equity securities traded principally outside the United States, including securities traded in emerging markets, believed by the Fund’s subadviser to be undervalued and thereby offering above-average potential for capital appreciation.

Under normal market conditions, the International Value Fund invests at least 80% of its assets primarily in at least three countries, not including the United States. The Fund may invest in securities of issuers of any capitalization. From time to time, the Fund may invest in a relatively limited number of issuers and countries; therefore, it may be subject to greater risk than other mutual funds having a greater number of holdings.

The approach of the Fund’s subadviser, Mercator Asset Management, L.P. ("Mercator"), is to seek to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator segregates several hundred stocks into its proprietary database. The stocks in this universe are then ranked from most to least attractive; the most highly ranked stocks are then subject to fundamental analysis, which seeks to validate projected financial data and considers company, industry and macro factors.

PRINCIPAL RISKS

As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Investment Risk The chance the value of an investment will decline in response to a company, industry or market setback.

Manager Risk The chance the subadviser’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.

Style Risk The chance that returns on stocks within the specific sectors in which the Fund invests (value investments) will trail returns from other groups or the market overall. Periods of relative over- or under-performance tend to be cyclical and may last for several years. Investments in value securities may be subject to risks that (1) the issuer’s potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated.

Foreign Risk Foreign securities may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies usually are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability.

Focused Portfolio Risk Although the Fund is diversified, the Fund may, from time to time, invest in a relatively limited number of issuers or a limited number of countries (but at least three). As a result, the appreciation or depreciation of any one security held by the Fund, or the impact of market or political events in any one country, may have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility.

Currency Risk The chance that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund, which invests in securities denominated in, and receives revenues in, foreign currencies.

PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
CALENDAR YEAR TOTAL RETURNS*	[2]

AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/11	[2]
Average Annual Total Returns International Value Fund	1 Year	5 Year	10 Year
Returns before taxes	(16.55%)	(4.94%)	3.95%
Returns after taxes on distributions	(18.21%)	(6.37%)	2.45%
Returns after taxes on distributions and sale of fund shares	(10.71%)	(4.80%)	2.90%
MSCI® EAFE® Index	(12.14%)	(4.72%)	4.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Best Quarter: Q2 of 2009 21.51% Worst Quarter: Q3 of 2011 -21.02%

[1]	For periods prior to December 5, 2008, the performance information for the Growth Fund (formerly the Nasdaq-100 Index Tracking Stock℠ Fund) reflects its previous investment strategy of matching, as closely as possible, before expenses, the performance of the Nasdaq-100 Index®.
[2]	The performance information for the International Value Fund (formerly the International Stock Index Fund) reflects its investment experience in the State Street MSCI® EAFE® Index Portfolio from its inception through October 16, 2005, and in the Vanguard Developed Markets Index Fund from October 1, 2005 to June 9, 2006. Mercator's role as subadviser began June 12, 2006.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	HOMESTEAD FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000865733
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Daily Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Daily Income Fund Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Daily Income Fund is a money market fund. It is managed to earn current income and to maintain a stable net asset value of $1.00 per share.
FEES AND EXPENSES	hfi_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Deferred Sales Charge on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (for shares sold within 30 days of purchase)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[1]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 38 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses.
EXPENSE EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
Portfolio Turnover	hfi_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Daily Income Fund invests in high-quality, U.S. dollar-denominated money market instruments. Principal investments normally are:

  short-term obligations of the U.S. Government, its agencies and instrumentalities (for example, Treasury bills and securities issued by Fannie Mae)
  commercial paper issued by corporations and finance companies short-term corporate obligations (for example, notes and bonds)
  short-term obligations of banks or savings and loans with total assets in excess of $1 billion (for example, certificates of deposit, banker’s acceptances and time deposits)

RE Advisers selects only instruments that both meet the eligibility requirements for a money market fund and are placed on the Fund’s approved list. Before an issuer is added to the list, RE Advisers prepares a written credit report. A credit committee discusses and approves all additions to the list. RE Advisers seeks to diversify the Fund’s portfolio by industry and maturity date, with an emphasis on liquidity.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

An investment in the Daily Income Fund is also subject to the following principal risks:

Credit Risk The chance an issuer will not make timely payments of principal or interest.

Income Risk The chance a decline in interest rates will cause the Fund’s yield to decline.

Interest Rate Risk The chance that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Issuer Risk The chance that the value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Manager Risk The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE	hfi_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1, 5 and 10 years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.homesteadfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-258-3030
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
2002	rr_AnnualReturn2002	1.25%
2003	rr_AnnualReturn2003	0.51%
2004	rr_AnnualReturn2004	0.65%
2005	rr_AnnualReturn2005	2.49%
2006	rr_AnnualReturn2006	4.37%
2007	rr_AnnualReturn2007	4.62%
2008	rr_AnnualReturn2008	2.14%
2009	rr_AnnualReturn2009	0.31%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/11
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q4 2006 1.18% Worst Quarters: Q1 2010 through Q4 2011 0.002%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarters:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	For the Fund’s current yield, call 1-800-258-3030.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-258-3030
Daily Income Fund | Returns before taxes
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Year	rr_AverageAnnualReturnYear05	1.40%
10 Year	rr_AverageAnnualReturnYear10	1.62%
Short-Term Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short-Term Government Securities Fund Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Short-Term Government Securities Fund is a fixed-income fund that seeks to generate current income while maintaining a low degree of share price fluctuation.
FEES AND EXPENSES	hfi_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Deferred Sales Charge on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (for shares sold within 30 days of purchase)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%	[2]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 39 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses.
EXPENSE EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
Portfolio Turnover	hfi_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its total assets in fixed-income securities with a dollar-weighted average maturity of three years or less and whose principal and interest payments are guaranteed by the U.S. Government. Principal investments normally are:

  U.S. Treasury securities
  securities issued by U.S. Government agencies and instrumentalities

Remaining assets may be invested in other types of securities, including municipal bonds, mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), asset-backed securities, corporate bonds and money market securities that meet the Daily Income Fund’s high standards for credit quality.

In selecting the portfolio holdings for the Fund, RE Advisers considers its outlook for the economy, monetary policy, interest rates and, to a lesser extent, credit spreads. RE Advisers’ goal is to maximize the Fund’s total return by investing in securities that exhibit the most favorable risk/reward trade-off in the most attractive market sectors while maintaining adequate Fund liquidity.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund include:

Income Risk The chance a decline in interest rates will cause the Fund’s yield to decline.

Interest Rate Risk The chance a rise in interest rates will cause the Fund’s price to decline. The Fund seeks to minimize share price fluctuation by investing in short-term securities. Prices of short-term securities decline less in response to a change in rates than those of longer term securities.

Manager Risk The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
PERFORMANCE	hfi_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.homesteadfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-258-3030
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
2002	rr_AnnualReturn2002	4.82%
2003	rr_AnnualReturn2003	1.18%
2004	rr_AnnualReturn2004	1.03%
2005	rr_AnnualReturn2005	1.65%
2006	rr_AnnualReturn2006	3.87%
2007	rr_AnnualReturn2007	5.50%
2008	rr_AnnualReturn2008	5.16%
2009	rr_AnnualReturn2009	2.85%
2010	rr_AnnualReturn2010	2.57%
2011	rr_AnnualReturn2011	2.03%
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q4 of 2008 2.87% Worst Quarter: Q2 of 2004 -0.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.47%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	For the Fund’s current yield, call 1-800-258-3030.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-258-3030
Short-Term Government Securities Fund | Returns before taxes
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	2.03%
5 Year	rr_AverageAnnualReturnYear05	3.61%
10 Year	rr_AverageAnnualReturnYear10	3.05%
Short-Term Government Securities Fund | Returns after taxes on distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Year	rr_AverageAnnualReturnYear05	2.58%
10 Year	rr_AverageAnnualReturnYear10	2.06%
Short-Term Government Securities Fund | Returns after taxes on distributions and sale of fund shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	1.32%
5 Year	rr_AverageAnnualReturnYear05	2.48%
10 Year	rr_AverageAnnualReturnYear10	2.02%
Short-Term Government Securities Fund | BofA Merrill Lynch 1-5 Year U.S. Treasury Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-5 Year U.S. Treasury Index
1 Year	rr_AverageAnnualReturnYear01	3.36%
5 Year	rr_AverageAnnualReturnYear05	4.77%
10 Year	rr_AverageAnnualReturnYear10	3.97%
Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short-Term Bond Fund Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Short-Term Bond Fund is a fixed-income fund that seeks to generate current income while maintaining a low degree of share price fluctuation.
FEES AND EXPENSES	hfi_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Deferred Sales Charge on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (for shares sold within 30 days of purchase)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
EXPENSE EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
Portfolio Turnover	hfi_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund ordinarily will invest at least 80% of its total assets in fixed-income securities with a dollar-weighted average maturity of three years or less and that are in the three highest credit categories as ranked by a nationally recognized statistical rating organization (“NRSRO”) (for example, securities rated AAA, AA and A by Standard & Poor’s Corporation). Principal investments normally are:

  corporate debt securities
  U.S. Treasury securities
  municipal bonds
  securities issued by U.S. Government entities and instrumentalities mortgage pass-through securities and collateralized mortgage obligations (“CMOs”) issued by U.S. Government and non-government agencies asset-backed securities
  U.S. dollar-denominated debt securities of foreign issuers

In selecting the portfolio holdings for the Fund, RE Advisers considers its outlook for the economy, monetary policy, interest rates and credit spreads. RE Advisers’ goal is to maximize the Fund’s total return by investing in securities that exhibit the most favorable risk/reward trade-off in the most attractive market sectors while maintaining adequate Fund liquidity.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund include:

Credit Risk The chance that the issuer or guarantor of a fixed-income security, or the counterparty to an over-the-counter transaction (including repurchase agreements), will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating.

Income Risk The chance a decline in interest rates will cause the Fund’s yield to decline.

Interest Rate Risk The chance a rise in interest rates will cause the Fund’s price to decline. The Fund seeks to minimize share price fluctuation by investing in short-term securities.

Foreign Risk The chance that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes than a fund that invests exclusively in the securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes of diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Manager Risk The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
PERFORMANCE	hfi_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.homesteadfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-258-3030
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
2002	rr_AnnualReturn2002	5.33%
2003	rr_AnnualReturn2003	1.86%
2004	rr_AnnualReturn2004	1.65%
2005	rr_AnnualReturn2005	2.29%
2006	rr_AnnualReturn2006	4.38%
2007	rr_AnnualReturn2007	4.62%
2008	rr_AnnualReturn2008	(3.52%)
2009	rr_AnnualReturn2009	16.38%
2010	rr_AnnualReturn2010	5.73%
2011	rr_AnnualReturn2011	1.90%
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 of 2009 6.53% Worst Quarter: Q4 of 2008 -2.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.13%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	For the Fund’s current yield, call 1-800-258-3030.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-258-3030
Short-Term Bond Fund | Returns before taxes
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	1.90%
5 Year	rr_AverageAnnualReturnYear05	4.82%
10 Year	rr_AverageAnnualReturnYear10	3.96%
Short-Term Bond Fund | Returns after taxes on distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	0.75%
5 Year	rr_AverageAnnualReturnYear05	3.06%
10 Year	rr_AverageAnnualReturnYear10	2.44%
Short-Term Bond Fund | Returns after taxes on distributions and sale of fund shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	1.23%
5 Year	rr_AverageAnnualReturnYear05	3.08%
10 Year	rr_AverageAnnualReturnYear10	2.48%
Short-Term Bond Fund | BofA Merrill Lynch 1-5 Year Corp./Gov. Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-5 Year Corp./Gov. Index
1 Year	rr_AverageAnnualReturnYear01	3.10%
5 Year	rr_AverageAnnualReturnYear05	4.81%
10 Year	rr_AverageAnnualReturnYear10	4.25%
Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Stock Index Fund Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stock Index Fund is a stock fund that seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Stock Index (the “Index”), which emphasizes stocks of large U.S. companies.
FEES AND EXPENSES	hfi_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Deferred Sales Charge on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (for shares sold within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.05%	[3],[4]
Other Expenses - Administrative Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%	[3]
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Expenses shown in this table and used in the example reflect expenses of both the Stock Index Fund and the Master Portfolio.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
EXPENSE EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
Portfolio Turnover	hfi_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio (as defined below) pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio performance. During the most recent fiscal year, the Master Portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Stock Index Fund is a feeder fund, meaning that it invests all of its investable assets in a master portfolio. The Fund invests its assets in the S&P 500 Stock Master Portfolio (“Master Portfolio”), a separate series of an unaffiliated trust called the Master Investment Portfolio. The Master Portfolio and the Stock Index Fund have substantially similar investment objectives.

BlackRock Fund Advisors (“BFA”), the investment adviser to the Master Portfolio, seeks to achieve investment performance that is similar to the Index by investing in the securities that comprise the Index in approximately the same percentage as such securities represented in the Index. Standard & Poor’s selects stocks for inclusion in the Index based upon market size, liquidity and industry group representation.

The Master Portfolio pursues its investment objective by:

  investing in all of the securities that make up the Index; and
  investing in these securities in proportions that approximate the weightings of the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund include:

Index Fund Risk An index fund has operating and other expenses while an index does not. As a result, while the Stock Index Fund will attempt to track the Index as closely as possible, it will tend to underperform the Index to some degree over time.

Investment Risk The chance the value of an investment will decline in response to a company, industry or market setback. For example, the value of the stock market as a whole could decline. It is also possible that returns for large-company stocks, the primary driver of performance for the Index, and therefore for the Stock Index Fund, could trail returns on other types of investments. As is true for other specific market sectors, large-company stocks tend to go through cycles of outperformance or underperformance relative to the full stock market. These periods can last for several years. The value of an investment in the Stock Index Fund will fluctuate up and down. When you sell your shares of the Stock Index Fund, they could be worth less than what you paid for them.

Market Risk and Selection Risk Market risk is the chance that one or more markets in which the Stock Index Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the chance that the securities selected by fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Concentration Risk The Master Portfolio reserves the right to concentrate its investments (i.e., invest more than 25% of its total assets in securities of issuers in a particular industry) to approximately the same extent that its benchmark index concentrates in a particular industry. To the extent the Master Portfolio concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Derivatives Risk The Master Portfolio’s use of derivatives may reduce the Master Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the chance that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Master Portfolio to sell or otherwise close a derivatives position could expose the Master Portfolio to losses and could make derivatives more difficult for the Master Portfolio to value accurately. The Master Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements that potentially are unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Master Portfolio’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Master Portfolio holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Master Portfolio’s hedging transactions will be effective. The income from certain derivatives may be subject to U.S. federal income tax.

Expense Risk Master Portfolio expenses are subject to a variety of factors, including fluctuations in the Master Portfolio’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Master Portfolio’s net assets decrease due to market declines or redemptions, the Master Portfolio’s expenses will increase as a percentage of Master Portfolio net assets. During periods of high market volatility, these increases in the Master Portfolio’s expense ratio could be significant.

Passive Investment Risk Because BFA does not select individual companies in the Index that the Master Portfolio tracks, the Master Portfolio may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

INVESTING IN OTHER INVESTMENT COMPANIES

Because the Stock Index Fund invests all of its investable assets in the Master Portfolio, the Fund bears a fee of 0.05%, equal to its proportionate share of fees paid by the Master Portfolio, in addition to the administration fee it pays to RE Advisers.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
PERFORMANCE	hfi_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.homesteadfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-258-3030
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
2002	rr_AnnualReturn2002	(22.69%)
2003	rr_AnnualReturn2003	27.55%
2004	rr_AnnualReturn2004	10.15%
2005	rr_AnnualReturn2005	4.23%
2006	rr_AnnualReturn2006	15.01%
2007	rr_AnnualReturn2007	4.91%
2008	rr_AnnualReturn2008	(37.41%)
2009	rr_AnnualReturn2009	25.83%
2010	rr_AnnualReturn2010	14.47%
2011	rr_AnnualReturn2011	1.65%
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 of 2009 15.74% Worst Quarter: Q4 of 2008 -22.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.07%)
Stock Index Fund | Returns before taxes
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	1.65%
5 Year	rr_AverageAnnualReturnYear05	(0.79%)
10 Year	rr_AverageAnnualReturnYear10	2.27%
Stock Index Fund | Returns after taxes on distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	1.11%
5 Year	rr_AverageAnnualReturnYear05	(1.38%)
10 Year	rr_AverageAnnualReturnYear10	1.78%
Stock Index Fund | Returns after taxes on distributions and sale of fund shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	1.07%
5 Year	rr_AverageAnnualReturnYear05	(1.02%)
10 Year	rr_AverageAnnualReturnYear10	1.65%
Stock Index Fund | Standard & Poor's 500 Stock Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor’s 500 Stock Index
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Year	rr_AverageAnnualReturnYear05	(0.25%)
10 Year	rr_AverageAnnualReturnYear10	2.92%
Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Fund Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund is a stock fund that seeks capital growth over the long term and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, income.
FEES AND EXPENSES	hfi_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Deferred Sales Charge on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (for shares sold within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
EXPENSE EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
Portfolio Turnover	hfi_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in stocks of established companies selling below what RE Advisers believes to be fundamental value. These are typically sizable business franchises with market capitalizations of $2 billion or greater. Under ordinary conditions, the Fund will invest at least 80% of its total assets in common stocks of these companies.

To determine whether a stock is undervalued, RE Advisers considers, among other factors, earnings valuations, debt ratios and any competitive advantages a company may have. Stock selection is made with the belief that businesses have an underlying value that is not always reflected by share price, especially over the short term. RE Advisers selects stocks that may benefit over time from a more reasonable market assessment of fundamental value.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Investment Risk The chance the value of an investment will decline in response to a company, industry or market setback.

Manager Risk The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.

Style Risk The chance that returns on stocks within the value style in which the Fund invests will trail returns of stocks representing other styles or the market overall. Periods of relative over- or underperformance tend to be cyclical and may last for several years. Investments in value securities may be subject to risks that (1) the issuer’s potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
PERFORMANCE	hfi_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.homesteadfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-258-3030
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
2002	rr_AnnualReturn2002	(11.56%)
2003	rr_AnnualReturn2003	26.16%
2004	rr_AnnualReturn2004	14.71%
2005	rr_AnnualReturn2005	10.94%
2006	rr_AnnualReturn2006	17.82%
2007	rr_AnnualReturn2007	3.25%
2008	rr_AnnualReturn2008	(36.43%)
2009	rr_AnnualReturn2009	26.98%
2010	rr_AnnualReturn2010	13.05%
2011	rr_AnnualReturn2011	1.60%
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 of 2003 18.32% Worst Quarter: Q4 of 2008 -23.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.27%)
Value Fund | Returns before taxes
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	1.60%
5 Year	rr_AverageAnnualReturnYear05	(0.87%)
10 Year	rr_AverageAnnualReturnYear10	4.82%
Value Fund | Returns after taxes on distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	1.05%
5 Year	rr_AverageAnnualReturnYear05	(1.56%)
10 Year	rr_AverageAnnualReturnYear10	4.05%
Value Fund | Returns after taxes on distributions and sale of fund shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	1.05%
5 Year	rr_AverageAnnualReturnYear05	(1.10%)
10 Year	rr_AverageAnnualReturnYear10	3.84%
Value Fund | Standard & Poor's 500 Stock Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor’s 500 Stock Index
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Year	rr_AverageAnnualReturnYear05	(0.25%)
10 Year	rr_AverageAnnualReturnYear10	2.92%
Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Growth Fund Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Fund is a stock fund that seeks to provide long-term capital appreciation through investments in common stocks of growth companies.
FEES AND EXPENSES	hfi_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Deferred Sales Charge on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (for shares sold within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expenses waived by RE Advisers	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
EXPENSE EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for any expense reimbursement which is only in effect during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	609
10 Years	rr_ExpenseExampleYear10	1,369
Portfolio Turnover	hfi_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In taking a growth approach to investment selection, the Fund primarily will invest (at least 65% of net assets) in the common stocks of large companies. A large company is defined as one whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, a widely used benchmark of the largest domestic growth stocks (the median market capitalization as of December 31, 2011, was approximately $6.5 billion, and is subject to change). The market capitalization of the companies in the Fund’s portfolio and the Russell Index will change over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below this level.

The approach of the Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), generally is to look for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth.

While most assets typically will be invested in U.S. common stocks, the Fund may invest in foreign stocks in keeping with its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Investment Risk The chance the value of an investment will decline in response to company, industry or market setback.

Manager Risk The chance the subadviser’s decisions, particularly security selection, will cause the Fund to underperform similar investments.

Style Risk The chance that returns on stocks within the growth style in which the Fund invests will trail returns of stocks representing other styles or the market overall. Growth stocks can be volatile, as these companies usually invest a high portion of earnings in their business and therefore may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

Non-Diversified Risk The Fund is classified as “non-diversified.” Although T. Rowe Price generally does not intend to invest greater than 5% of the Fund’s assets in a single issuer, the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited. The Fund therefore is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests than a diversified fund.

Foreign Risk The chance that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes than a fund that invests exclusively in the securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes of diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk The Fund is classified as “non-diversified.” Although T. Rowe Price generally does not intend to invest greater than 5% of the Fund’s assets in a single issuer, the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited. The Fund therefore is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests than a diversified fund.
PERFORMANCE	hfi_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.homesteadfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-258-3030
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS*	[6]
2002	rr_AnnualReturn2002	(38.18%)
2003	rr_AnnualReturn2003	47.06%
2004	rr_AnnualReturn2004	8.80%
2005	rr_AnnualReturn2005	0.07%
2006	rr_AnnualReturn2006	5.48%
2007	rr_AnnualReturn2007	17.55%
2008	rr_AnnualReturn2008	(40.93%)
2009	rr_AnnualReturn2009	51.66%
2010	rr_AnnualReturn2010	15.54%
2011	rr_AnnualReturn2011	(2.09%)
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/11	[6]
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2009 18.01% Worst Quarter: Q2 2002 -27.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.90%)
Growth Fund | Returns before taxes
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.09%)
5 Year	rr_AverageAnnualReturnYear05	3.56%
10 Year	rr_AverageAnnualReturnYear10	2.21%
Growth Fund | Returns after taxes on distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(3.42%)
5 Year	rr_AverageAnnualReturnYear05	3.00%
10 Year	rr_AverageAnnualReturnYear10	1.68%
Growth Fund | Returns after taxes on distributions and sale of fund shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	0.45%
5 Year	rr_AverageAnnualReturnYear05	3.02%
10 Year	rr_AverageAnnualReturnYear10	1.75%
Growth Fund | Russell 1000 Growth Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Year	rr_AverageAnnualReturnYear05	2.50%
10 Year	rr_AverageAnnualReturnYear10	2.60%
Growth Fund | Standard & Poor's 500 Stock Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor’s 500 Stock Index
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Year	rr_AverageAnnualReturnYear05	(0.25%)
10 Year	rr_AverageAnnualReturnYear10	2.92%
Small-Company Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Company Stock Fund Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small-Company Stock Fund is a stock fund that seeks capital growth over the long term.
FEES AND EXPENSES	hfi_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Deferred Sales Charge on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (for shares sold within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[7]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 44 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses.
EXPENSE EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for any expense reimbursement which is only in effect during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
Portfolio Turnover	hfi_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in stocks of established companies selling below what RE Advisers believes to be fundamental value.

Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks of companies whose market capitalization, at the time of purchase, is similar to the market capitalization of companies represented in the Russell 2000 Index. However, RE Advisers generally will not sell a security whose market capitalization, after the initial purchase, exceeds that of the Russell 2000 Index due to market inflation. On December 31, 2011, the weighted average market capitalization for companies held in the Fund’s portfolio was $2.6 billion, and for the Russell 2000 Index, the weighted average market capitalization was $1.2 billion.

To determine whether a stock is undervalued, RE Advisers considers, among other factors, earnings valuations, debt ratios and any competitive advantages a company may have. Stock selection is made with the belief that businesses have an underlying value that is not always reflected by share price, especially over the short term. RE Advisers selects stocks that may benefit over time from a more reasonable market assessment of fundamental value.

Stock selection for the Small-Company Stock Fund includes an analysis of new market opportunities for a company, which could indicate earnings growth potential over the long term.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Investment Risk The chance the value of an investment will decline in response to a company, industry or market setback.

Manager Risk The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.

Style Risk The chance that returns on stocks within the value style in which the Fund invests will trail returns of stocks representing other styles or the market overall. Periods of relative over- or underperformance tend to be cyclical and may last for several years. Investments in value securities may be subject to risks that (1) the issuer’s potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated.

Small-Company Risk Investment risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. By investing in stocks of companies with smaller market capitalizations, the share price of the Fund may be more volatile than that of a fund investing in stocks of larger, more established companies. In addition, the Fund may be affected by dilution in the value of its shares if such companies sell additional shares and by concentration of control in existing management and principal shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
PERFORMANCE	hfi_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.homesteadfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-258-3030
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
2002	rr_AnnualReturn2002	(0.57%)
2003	rr_AnnualReturn2003	32.41%
2004	rr_AnnualReturn2004	13.24%
2005	rr_AnnualReturn2005	9.52%
2006	rr_AnnualReturn2006	16.69%
2007	rr_AnnualReturn2007	1.36%
2008	rr_AnnualReturn2008	(34.33%)
2009	rr_AnnualReturn2009	45.10%
2010	rr_AnnualReturn2010	33.94%
2011	rr_AnnualReturn2011	0.58%
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 of 2009 23.62% Worst Quarter: Q4 of 2008 -24.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.38%)
Small-Company Stock Fund | Returns before taxes
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	0.58%
5 Year	rr_AverageAnnualReturnYear05	5.40%
10 Year	rr_AverageAnnualReturnYear10	9.50%
Small-Company Stock Fund | Returns after taxes on distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	0.53%
5 Year	rr_AverageAnnualReturnYear05	5.04%
10 Year	rr_AverageAnnualReturnYear10	9.19%
Small-Company Stock Fund | Returns after taxes on distributions and sale of fund shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	0.38%
5 Year	rr_AverageAnnualReturnYear05	4.49%
10 Year	rr_AverageAnnualReturnYear10	8.33%
Small-Company Stock Fund | Russell 2000 Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Year	rr_AverageAnnualReturnYear05	0.15%
10 Year	rr_AverageAnnualReturnYear10	5.62%
International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Value Fund Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Value Fund is a stock fund that seeks long-term capital appreciation.
FEES AND EXPENSES	hfi_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Deferred Sales Charge on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (for shares sold within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expenses waived by RE Advisers	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
EXPENSE EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for any expense reimbursement which is only in effect during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	317
5 Years	rr_ExpenseExampleYear05	551
10 Years	rr_ExpenseExampleYear10	1,224
Portfolio Turnover	hfi_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The International Value Fund invests primarily in equity securities traded principally outside the United States, including securities traded in emerging markets, believed by the Fund’s subadviser to be undervalued and thereby offering above-average potential for capital appreciation.

Under normal market conditions, the International Value Fund invests at least 80% of its assets primarily in at least three countries, not including the United States. The Fund may invest in securities of issuers of any capitalization. From time to time, the Fund may invest in a relatively limited number of issuers and countries; therefore, it may be subject to greater risk than other mutual funds having a greater number of holdings.

The approach of the Fund’s subadviser, Mercator Asset Management, L.P. ("Mercator"), is to seek to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator segregates several hundred stocks into its proprietary database. The stocks in this universe are then ranked from most to least attractive; the most highly ranked stocks are then subject to fundamental analysis, which seeks to validate projected financial data and considers company, industry and macro factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Investment Risk The chance the value of an investment will decline in response to a company, industry or market setback.

Manager Risk The chance the subadviser’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.

Style Risk The chance that returns on stocks within the specific sectors in which the Fund invests (value investments) will trail returns from other groups or the market overall. Periods of relative over- or under-performance tend to be cyclical and may last for several years. Investments in value securities may be subject to risks that (1) the issuer’s potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated.

Foreign Risk Foreign securities may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies usually are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability.

Focused Portfolio Risk Although the Fund is diversified, the Fund may, from time to time, invest in a relatively limited number of issuers or a limited number of countries (but at least three). As a result, the appreciation or depreciation of any one security held by the Fund, or the impact of market or political events in any one country, may have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility.

Currency Risk The chance that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund, which invests in securities denominated in, and receives revenues in, foreign currencies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
PERFORMANCE	hfi_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in the Fund's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.homesteadfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-258-3030
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS*	[9]
2002	rr_AnnualReturn2002	(17.63%)
2003	rr_AnnualReturn2003	35.88%
2004	rr_AnnualReturn2004	17.94%
2005	rr_AnnualReturn2005	14.31%
2006	rr_AnnualReturn2006	25.79%
2007	rr_AnnualReturn2007	8.21%
2008	rr_AnnualReturn2008	(35.43%)
2009	rr_AnnualReturn2009	25.93%
2010	rr_AnnualReturn2010	5.73%
2011	rr_AnnualReturn2011	(16.55%)
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/11	[9]
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 of 2009 21.51% Worst Quarter: Q3 of 2011 -21.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.02%)
International Value Fund | Returns before taxes
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	(16.55%)
5 Year	rr_AverageAnnualReturnYear05	(4.94%)
10 Year	rr_AverageAnnualReturnYear10	3.95%
International Value Fund | Returns after taxes on distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(18.21%)
5 Year	rr_AverageAnnualReturnYear05	(6.37%)
10 Year	rr_AverageAnnualReturnYear10	2.45%
International Value Fund | Returns after taxes on distributions and sale of fund shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	(10.71%)
5 Year	rr_AverageAnnualReturnYear05	(4.80%)
10 Year	rr_AverageAnnualReturnYear10	2.90%
International Value Fund | MSCI® EAFE® Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® EAFE® Index
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Year	rr_AverageAnnualReturnYear05	(4.72%)
10 Year	rr_AverageAnnualReturnYear10	4.67%

[1]	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 38 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses. In addition, RE Advisers has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. RE Advisers may revise, renew or discontinue this voluntary waiver at any time. RE Advisers waived 0.54% in 2011.
[2]	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 39 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses.
[3]	Expenses shown in this table and used in the example reflect expenses of both the Stock Index Fund and the Master Portfolio.
[4]	BlackRock Fund Advisors has contractually agreed to reimburse the S&P 500 Stock Master Portfolio for the cost of fees paid by the Master Portfolio to the Independent Trustees, counsel to the Independent Trustees, and the Master Portfolio's independent registered accounting firm, through April 30, 2013. This contractual arrangement may not be terminated prior to May 1, 2013 without consent of the Board of Trustees of the Master Portfolio.
[5]	Expenses are waived pursuant to an expense limitation agreement between RE Advisers and the Fund. The contractual waiver is for a one-year period ending April 30, 2013. At that time, RE Advisers may revise, renew or discontinue the waiver.
[6]	For periods prior to December 5, 2008, the performance information for the Growth Fund (formerly the Nasdaq-100 Index Tracking Stock℠ Fund) reflects its previous investment strategy of matching, as closely as possible, before expenses, the performance of the Nasdaq-100 Index®.
[7]	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 44 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses.
[8]	Expenses are waived pursuant to an expense limitation agreement between RE Advisers and the Fund. The contractual waiver is for a one-year period ending April 30, 2013. At that time, RE Advisers may revise, renew or discontinue the waiver.
[9]	The performance information for the International Value Fund (formerly the International Stock Index Fund) reflects its investment experience in the State Street MSCI® EAFE® Index Portfolio from its inception through October 16, 2005, and in the Vanguard Developed Markets Index Fund from October 1, 2005 to June 9, 2006. Mercator's role as subadviser began June 12, 2006.